Changes in Accounting Policies - Items Previously Designated As (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Debt instruments held	$ 75,493	$ 75,902	$ 88,727
Equity instruments held	7,138	7,148	9,113
Other financial invested assets (Note 5)	$ 10,361	9,418	$ 7,071
FVTPL
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Equity instruments held		6,824
Other financial invested assets (Note 5)		5,542
FVTPL | Previously stated
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Debt instruments held		3,703
Equity instruments held		6,824
Other financial invested assets (Note 5)		5,542
FVOCI
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Debt instruments held		$ 4,497